SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR
FUTURE REFERENCE

August 2011

SUPPLEMENT

DATED AUGUST 5, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2011, AS AMENDED AND RESTATED MAY 31, 2011
FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “SAI”)

Effective August 5, 2011, the SAI is revised as follows:

The Hartford Floating Rate Fund, The Hartford Healthcare Fund (formerly The Hartford Global Health Fund) and The Hartford Municipal Opportunities Fund

1. In the section titled “General Information” the ninth paragraph is restated as follows:

Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified fund.  Emerging Markets Local Debt Fund and World Bond Fund are non-diversified funds.

2. In the section titled “Investment Objectives and Policies — D. Classification” the first two paragraphs are restated as follows:

Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each such Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer (i) to an amount not greater in value than 5% of the value of the total assets of such Fund and  (ii) to not more than 10% of the outstanding voting securities of such issuer.

Emerging Markets Local Debt Fund and World Bond Fund each has elected to be classified as a non-diversified series of an open-end management investment company, which means that these Funds are not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

3. In the table at the beginning of the section titled “Investment Risks” the Non-Diversification Risk designation is deleted for The Hartford Floating Rate Fund, The Hartford Healthcare Fund (formerly The Hartford Global Health Fund) and The Hartford Municipal Opportunities Fund.

This Supplement should be retained with your SAI for future reference.